Summary of Significant Accounting Policies (Details 1)	Mar. 31, 2026
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	20 years
Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	4 years
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	6 years